DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Aug. 26, 2022	Dec. 31, 2020
Description Of Organization And Business Operations [Line Items]
Cash	$ 15,827	$ 1,071
Common stock shares issued	66,694,295	39,621,946
Nogins [Member]
Description Of Organization And Business Operations [Line Items]
Proceeds from initial public offering	$ 58,800
Proceeds from Convertible Debt	$ 65,500
Cash			$ 15,000
Deferred Costs, Total			$ 10,900
Common stock shares issued			54,300,000
Nogin Inc [Member]
Description Of Organization And Business Operations [Line Items]
Proceeds from initial public offering		$ 58,800
Proceeds from Convertible Debt		65,500
Cash		$ 1,071	$ 15,000	$ 16,168
Deferred Costs, Total			$ 10,900
Common stock shares issued		39,621,946	54,300,000	39,621,946